Investment Objectives and Goals	Jul. 31, 2025
Davis New York Venture Fund | Davis New York Venture Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Research Fund | Davis Research Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.